Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Office equipment	¥ 1,465	$ 210	¥ 1,350
Machinery and electronic equipment	11,034	1,585	9,111
Transportation equipment	2,675	384	2,193
Leasehold improvements	15,407	2,214	14,516
Construction in progress	3,407	489	4,364
Property,plant and equipment,gross	33,988	4,882	31,534
Less: accumulated depreciation	(17,716)	(2,545)	(12,476)
Total	¥ 16,272	$ 2,337	¥ 19,058